ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Trade And Other Payables [Abstract]
Disclosure of accounts payables and accrued liabilities [Table Text Block]
	2021	2020
	$	$
Accounts payable	1,408,210	987,614
Accrued liabilities	420,815	160,350
	1,829,025	1,147,964